VictoryShares

VictoryShares US Multi-Factor Minimum Volatility ETF

VictoryShares Global Multi-Factor Minimum Volatility ETF

VictoryShares International Multi-Factor Minimum Volatility ETF

VictoryShares Dividend Accelerator ETF

VictoryShares Quality Growth ETF

VictoryShares Quality Value ETF

(the “Funds” and each a “Fund”)

Supplement dated April 20, 2017 to the

Prospectus dated April 10, 2017

Shares of the VictoryShares US Multi-Factor Minimum Volatility ETF, VictoryShares Global Multi-Factor Minimum Volatility ETF, VictoryShares International Multi-Factor Minimum Volatility ETF, VictoryShares Quality Growth ETF and VictoryShares Quality Value ETF are not currently being offered to the public.

If you wish to obtain more information, please call the VictoryShares at 1-866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.